Discontinued Operations	12 Months Ended
Dec. 31, 2021
Discontinued Operations And Disposal Groups [Abstract]
Discontinued Operations

(24)	DISCONTINUED OPERATIONS

In connection with the ATA Online Sale Transaction, a gain of RMB 4,894,197 from disposal of discontinued operations, net of income taxes, was recorded for the year ended December 31, 2019, which was to account for the reimbursement of legal and consulting expenses from the buyer in relation to the sale of ATA Online business. Cash inflow of RMB 4,894,197 was presented under cash received from investing activities in the consolidated statements of cash flows for the year ended December 31 2019 accordingly.